Risk management - Schedule of exposure to risk, forborne loans (Details) - Credit risk € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€) transactions
Forborne loan portfolio | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (8,266)
Forborne loan portfolio | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (6,621)
Forborne loan portfolio | Without mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	6,199,278
Forborne loan portfolio | Without mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	3,910,360
Forborne loan portfolio | Without mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 15,916
Forborne loan portfolio | Without mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 6,100
Forborne loan portfolio | With mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	553,051
Forborne loan portfolio | With mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	286,863
Forborne loan portfolio | With mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 18,257
Forborne loan portfolio | With mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	9,085
Forborne loan portfolio | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	9,715
Forborne loan portfolio | Real estate guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	4,682
Forborne loan portfolio | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	5,422
Forborne loan portfolio | Rest of real guarantees | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	1,802
Forborne loan portfolio | Credit entities | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Forborne loan portfolio | Credit entities | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 0
Forborne loan portfolio | Credit entities | Without mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit entities | Without mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit entities | Without mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 0
Forborne loan portfolio | Credit entities | Without mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 0
Forborne loan portfolio | Credit entities | With mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit entities | With mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit entities | With mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 0
Forborne loan portfolio | Credit entities | With mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Forborne loan portfolio | Credit entities | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit entities | Real estate guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit entities | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit entities | Rest of real guarantees | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Public sector | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	(6)
Forborne loan portfolio | Public sector | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (5)
Forborne loan portfolio | Public sector | Without mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	6,679
Forborne loan portfolio | Public sector | Without mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	7
Forborne loan portfolio | Public sector | Without mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 227
Forborne loan portfolio | Public sector | Without mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 2
Forborne loan portfolio | Public sector | With mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	31
Forborne loan portfolio | Public sector | With mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	13
Forborne loan portfolio | Public sector | With mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 7
Forborne loan portfolio | Public sector | With mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	5
Forborne loan portfolio | Public sector | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	2
Forborne loan portfolio | Public sector | Real estate guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	2
Forborne loan portfolio | Public sector | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Public sector | Rest of real guarantees | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Other financial institutions and: individual shareholder | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	(61)
Forborne loan portfolio | Other financial institutions and: individual shareholder | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (55)
Forborne loan portfolio | Other financial institutions and: individual shareholder | Without mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	1,210
Forborne loan portfolio | Other financial institutions and: individual shareholder | Without mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	641
Forborne loan portfolio | Other financial institutions and: individual shareholder | Without mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 321
Forborne loan portfolio | Other financial institutions and: individual shareholder | Without mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 9
Forborne loan portfolio | Other financial institutions and: individual shareholder | With mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	785
Forborne loan portfolio | Other financial institutions and: individual shareholder | With mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	620
Forborne loan portfolio | Other financial institutions and: individual shareholder | With mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 339
Forborne loan portfolio | Other financial institutions and: individual shareholder | With mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	135
Forborne loan portfolio | Other financial institutions and: individual shareholder | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	88
Forborne loan portfolio | Other financial institutions and: individual shareholder | Real estate guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	22
Forborne loan portfolio | Other financial institutions and: individual shareholder | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	86
Forborne loan portfolio | Other financial institutions and: individual shareholder | Rest of real guarantees | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	6
Forborne loan portfolio | Non-financial institutions and individual shareholder | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	(3,912)
Forborne loan portfolio | Non-financial institutions and individual shareholder | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (3,439)
Forborne loan portfolio | Non-financial institutions and individual shareholder | Without mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	312,934
Forborne loan portfolio | Non-financial institutions and individual shareholder | Without mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	174,300
Forborne loan portfolio | Non-financial institutions and individual shareholder | Without mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 9,578
Forborne loan portfolio | Non-financial institutions and individual shareholder | Without mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 3,178
Forborne loan portfolio | Non-financial institutions and individual shareholder | With mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	60,003
Forborne loan portfolio | Non-financial institutions and individual shareholder | With mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	39,479
Forborne loan portfolio | Non-financial institutions and individual shareholder | With mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 8,419
Forborne loan portfolio | Non-financial institutions and individual shareholder | With mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	4,890
Forborne loan portfolio | Non-financial institutions and individual shareholder | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	4,790
Forborne loan portfolio | Non-financial institutions and individual shareholder | Real estate guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	2,741
Forborne loan portfolio | Non-financial institutions and individual shareholder | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	1,834
Forborne loan portfolio | Non-financial institutions and individual shareholder | Rest of real guarantees | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	886
Forborne loan portfolio | Construction and property development | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	(208)
Forborne loan portfolio | Construction and property development | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (188)
Forborne loan portfolio | Construction and property development | Without mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	15,578
Forborne loan portfolio | Construction and property development | Without mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	10,325
Forborne loan portfolio | Construction and property development | Without mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 125
Forborne loan portfolio | Construction and property development | Without mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 78
Forborne loan portfolio | Construction and property development | With mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	1,890
Forborne loan portfolio | Construction and property development | With mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	1,255
Forborne loan portfolio | Construction and property development | With mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 570
Forborne loan portfolio | Construction and property development | With mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	335
Forborne loan portfolio | Construction and property development | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	423
Forborne loan portfolio | Construction and property development | Real estate guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	213
Forborne loan portfolio | Construction and property development | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	48
Forborne loan portfolio | Construction and property development | Rest of real guarantees | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	33
Forborne loan portfolio | Other warehouses | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	(4,287)
Forborne loan portfolio | Other warehouses | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ (3,122)
Forborne loan portfolio | Other warehouses | Without mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	5,878,455
Forborne loan portfolio | Other warehouses | Without mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	3,735,412
Forborne loan portfolio | Other warehouses | Without mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 5,790
Forborne loan portfolio | Other warehouses | Without mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 2,911
Forborne loan portfolio | Other warehouses | With mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	492,232
Forborne loan portfolio | Other warehouses | With mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	246,751
Forborne loan portfolio | Other warehouses | With mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 9,492
Forborne loan portfolio | Other warehouses | With mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	4,055
Forborne loan portfolio | Other warehouses | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	4,835
Forborne loan portfolio | Other warehouses | Real estate guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	1,917
Forborne loan portfolio | Other warehouses | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	3,502
Forborne loan portfolio | Other warehouses | Rest of real guarantees | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	910
Non-current assets or disposal groups classified as held for sale | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Non-current assets or disposal groups classified as held for sale | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 0
Non-current assets or disposal groups classified as held for sale | Without mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Without mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | Without mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 0
Non-current assets or disposal groups classified as held for sale | Without mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 0
Non-current assets or disposal groups classified as held for sale | With mortgage guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | With mortgage guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Non-current assets or disposal groups classified as held for sale | With mortgage guarantee | Gross carrying amount
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	€ 0
Non-current assets or disposal groups classified as held for sale | With mortgage guarantee | Gross carrying amount | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and receivables	0
Non-current assets or disposal groups classified as held for sale | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Non-current assets or disposal groups classified as held for sale | Real estate guarantee | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Non-current assets or disposal groups classified as held for sale | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Non-current assets or disposal groups classified as held for sale | Rest of real guarantees | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0